LONG-TERM DEBT AND OTHER DEBTS - Narrative (Details)							9 Months Ended	12 Months Ended
	Jul. 19, 2023 CAD ($)	Feb. 08, 2023 USD ($)	Nov. 08, 2022 CAD ($)	Nov. 08, 2022 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 19, 2023 USD ($)	Mar. 20, 2023 CAD ($)	Jan. 25, 2022 USD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 176,461,097	$ 110,673,348
Development Costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance							270,977	163,219
Government Assistance Receivables
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment							6,314,566	3,063,476
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 200,000,000	$ 100,000,000
Debt, extended maturity (in years)												1 year
Borrowings availability llock									$ 10,000,000
Borrowings availability block, threshold (as a percent)									30.00%
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,000,000					$ 50,000,000	21,248,419	10,381,986			$ 26,991,772
Proportion of amount disbursed forgiven (as a percent)						30.00%
Eligible reimbursement on incurred debt cost	50,000,000
Borrowings, interest rate (as a percent)						4.41%
Borrowings maturity, term (in years)						10 years
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties	3,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2) | Top of range
Disclosure of detailed information about borrowings [line items]
Non-compliance financial penalties	$ 15,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)
Disclosure of detailed information about borrowings [line items]
Notional amount							19,631,248	9,358,929
Borrowings					$ 49,950,000		$ 13,374,085	6,189,814
Proportion of amount disbursed forgiven (as a percent)					30.00%
Borrowings maturity, term (in years)					15 years
Discount rate (as a percent)							4.03%
Borrowings, fair value							$ 6,585,543	3,226,695
Loans on research and development tax credits and subsidies receivable (Note 7.4)
Disclosure of detailed information about borrowings [line items]
Borrowings							22,189,349	22,150,030
Borrowings, interest rate (as a percent)			10.95%
Maximum borrowing capacity			$ 30,000,000
Advances			$ 30,000,000	$ 22,233,751
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)
Disclosure of detailed information about borrowings [line items]
Notional amount							24,534	41,472
Borrowings							$ 16,390	34,802
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)							2.35%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5) | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)							4.25%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,000,000
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)		30 days
Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term (in years)		120 days
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)		1.50%
Non Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 42,254,201	42,237,853		$ 42,237,853
Borrowings, interest rate (as a percent)	11.00%									11.00%
Borrowings maturity, term (in years)	30 days
Borrowings, interest rate (as a percent)	100.00%									100.00%
Maximum borrowing capacity										$ 44,148,002
Debt instrument, covenant, default period (in days)	15 days
Convertible debenture
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 43,031,773	$ 41,743,240		$ 41,743,240
Borrowings, interest rate (as a percent)	0.75%									0.75%
Borrowings, interest rate (as a percent)							150.00%
Maximum borrowing capacity										$ 43,662,941
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	13.00%									13.00%
Maximum borrowing capacity										$ 74,005,000
Debt instrument, covenant, default period (in days)	15 days